Commitments and Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Commitments and Contingent Liabilities [Line Items]
Fiscal year of expiration of lease under noncancelable agreements	2046
Rental expense	¥ 108,792	¥ 103,754	¥ 99,817
Limit on aggregate credit extensions over the borrower's annual income	33.333%
Allowance for repayment of excess interest	¥ 36,292	54,068
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee	¥ 19,743	¥ 18,014	¥ 17,014
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	29.20%
Current permissible interest rate under the Japanese Act Regulating the Receipt of Contributions, the Receipt of Deposits, and Interest Rates	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	20.00%
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Act	15.00%